Share-based compensation and warrant reserve (Details 4)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares | shares	9,951,602	8,880,324	6,751,997	8,141,004
Weighted average exercise price | $ / shares	$ 1.23	$ 1.44	$ 2	$ 2.67
Weighted average remaining life (years)	2 years 10 months 24 days
Number of options exercisable | shares	8,675,802
Options exercisable, exercise price | $ / shares	$ 1.3
Options exercisable, remaining contractual life	2 years 8 months 19 days
$0.56 – $1.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares | shares	6,922,993
Weighted average exercise price | $ / shares	$ 0.91
Weighted average remaining life (years)	3 years 5 months 15 days
Number of options exercisable | shares	5,647,193
Options exercisable, exercise price | $ / shares	$ 0.93
Options exercisable, remaining contractual life	3 years 3 months 21 days
$1.00 – $1.95 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares | shares	893,609
Weighted average exercise price | $ / shares	$ 1.79
Weighted average remaining life (years)	1 year 2 months 8 days
Number of options exercisable | shares	893,609
Options exercisable, exercise price | $ / shares	$ 1.79
Options exercisable, remaining contractual life	1 year 2 months 8 days
$ 2.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares | shares	2,135,000
Weighted average exercise price | $ / shares	$ 2.05
Weighted average remaining life (years)	1 year 9 months 21 days
Number of options exercisable | shares	2,135,000
Options exercisable, exercise price | $ / shares	$ 2.05
Options exercisable, remaining contractual life	1 year 9 months 21 days